CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss		$ (14,774,392)	$ (8,213,793)	$ (19,194,236)	$ (3,094,298)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		366	331	1,544	8,039
Loss on disposal of assets				803	1,788
Fixed assets provided to university in lieu of cash					18,004
Stock-based compensation expense		171,493	229,609	674,961	608,676
Amortization of warrants and stock issued for services	[1]				30,000
Change in fair value of derivative liabilities		12,820,618	(977,493)	6,503,174	(767,198)
Fair value of warrant liability in excess of proceeds		322,644	7,174,634	7,174,634
Issuance costs related to warrant liability			137,191	137,192
Loss on common stock issuance from conversion of accrued interest				9,794
Loss on extinguishment of secured convertible promissory note - related party			590,392	590,392
Amortization of debt discount		56,952	34,608	58,536
Common stock issued for services					187,550
Changes in assets and liabilities:
Prepaid expenses		(208,619)	85,111	198,235	(121,273)
Deposits and other assets					34,290
Other current assets				(2,609)	7,014
Accounts payable		152,684	(2,164)	(85,324)	(173,729)
Accounts payable to related party			100,000
Accrued payroll and related expenses		(9,550)	(8,808)	11,701	(112,825)
Accrued expenses		36,684	(65,589)	(21,811)	42,677
Net cash used in operating activities		(1,431,120)	(1,053,162)	(3,943,014)	(3,331,285)
Cash flows from investing activities:
Purchases of property and equipment			(1,059)	(4,385)	(19,654)
Net cash used in investing activities			(1,059)	(4,385)	(19,654)
Cash flows from financing activities:
Proceeds from Common stock issuance, net of $9,122 issuance costs			3,240,878
Proceeds from Emerald Financing, net of $154,092 issuance costs				3,095,908
Proceeds from Series B warrant exercises			98,700	98,700
Proceeds from secured convertible promissory note - related party			400,000	400,000	500,000
Proceeds from convertible multi-draw credit agreement, net of $53,707 and $9,301 issuance costs for the year ended 31st Dec 2018 and three month ended 31st March 2019 respectively.		3,990,699		1,946,293
Net cash provided by financing activities		3,990,699	3,739,578	5,540,901	3,513,002
Net increase in cash, cash equivalents and restricted cash		2,559,579	2,685,357	1,593,502	162,063
Cash, cash equivalents and restricted cash, beginning of period		1,857,885	264,383	264,383	102,320
Cash, cash equivalents and restricted cash, end of period		4,417,464	2,949,740	1,857,885	264,383	102,320
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents							$ 4,412,952	$ 1,853,373	$ 2,945,312	$ 259,955
Restricted cash							4,512	4,512	4,428	4,428
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows		1,857,885	264,383	264,383	102,320	$ 102,320	$ 4,417,464	$ 1,857,885	$ 2,949,740	$ 264,383	$ 102,320
Cash paid during the period for:
Interest		59,111		23,334
Income taxes		0	0	1,642	1,631
Supplemental disclosures of non-cash financing activities:
Conversion of outstanding preferred stock into common stock			1,947,227	1,947,228	1,386,000
Conversion of outstanding preferred stock subject to redemption into common stock			828,916	828,915	1,197,450
Fair value of common stock issued in extinguishment of convertible debt and accrued interest			1,710,000	1,713,766
Fair value of warrants issued in connection with financings			10,424,634	10,424,634
Proceeds allocated to equity classified warrants issued with convertible multi-draw credit agreement		716,110		315,080
Reclassification of warrant liabilities to equity from exercise of warrants			$ 1,223,991	1,539,866
Fair value of compound derivative liability issued with convertible multi-draw credit agreement		193,414		204,102
Beneficial conversion feature on convertible multi-draw credit agreement		$ 1,584,850		$ 90,080
Series D Preferred Stock
Cash flows from financing activities:
Proceeds from Issuance of Preferred Stock and Preference Stock	[2]				1,131,857
Series F Preferred stock
Cash flows from financing activities:
Proceeds from Issuance of Preferred Stock and Preference Stock					$ 1,881,145

[1]	During the year ended December 31, 2017 preferred deemed dividends of $333,000 was recognized on Series F Preferred Stock, $536,000 was recognized on Series D Preferred Stock and $175,000 on Series C Preferred Stock.
[2]	During the year ended December 31, 2017 preferred deemed dividends of $333,000 was recognized on Series F Preferred Stock, $536,000 was recognized on Series D Preferred Stock and $175,000 on Series C Preferred Stock.